Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,122,842)	$ (4,774,087)	$ (1,129,489)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59,875	47,057	16,867
Amortization of right-of-use asset	382,401	366,852	101,099
Provision for doubtful accounts	78,121	7,172
Changes in assets and liabilities:
Accounts receivable	(81,355)	38,177	71,232
Contract cost assets	203,068	(73,299)	(268,509)
Amounts due from related parties	91,101	(92,295)
Prepaid expenses and other current assets	(868,235)	(309,366)	(111,981)
Other non-current assets	(243,040)
Accounts payable	119,738	(15,936)	166,358
Deferred revenue	(162,532)	(81,877)	461,128
Income tax payable			(28,108)
Amounts due to related parties	(42,094)	(144)	(10,399)
Operating lease liabilities	(382,401)	(340,756)	(127,196)
Accrued expenses and other current liabilities	(542,092)	286,404	249,052
Net cash used in operating activities	(9,510,287)	(4,942,098)	(609,946)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,521)	(139,757)	(73,885)
Net cash used in investing activities	(2,521)	(139,757)	(73,885)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution and subscription fees advance from shareholders -		8,242,988	524,560
Payment of financing costs		(204,638)
Deferred offering costs	(2,432,999)	(903,132)
Dividend distribution		(74,471)	(229,201)
Proceeds from long-term bank loans			652,789
Repayments of long-term bank loans	(83,461)	(391,520)	(79,067)
Loans from related parties	3,541,067	1,047,894	748,533
Repayment of loans from related parties	(2,212,600)	(1,814,818)	(239,357)
Settlement of loan to related parties	246,819
Proceeds from IPO	9,000,000
Net cash provided by financing activities	8,058,826	5,902,303	1,378,257
Effect of exchange rate changes	(160,508)	42,890	(22,754)
Net increase in cash	(1,614,490)	863,338	671,672
Cash, at beginning of year	1,808,603	945,265	273,593
Cash, at end of year	194,113	1,808,603	945,265
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid		34,116	48,978
Interest paid	9,691	23,196	17,813
Supplemental DISCLOSURE OF NON-CASH ACTIVITIES:
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	152,872
Deferred offering cost recognized to additional paid-in capital	3,423,032
Obtaining right-of-use assets in exchange for operating lease liabilities		494,642	1,561,203
Contribution from shareholder (Note 12)			$ (36,266)